                             THE ARCH FUND(R), INC.

                    SUPPLEMENT DATED JANUARY 29, 1998 TO THE
                       PROSPECTUS DATED SEPTEMBER 2, 1997
                         (AS REVISED NOVEMBER 21, 1997)

                            GROWTH EQUITY PORTFOLIO

                        INVESTOR A AND INVESTOR B SHARES

     THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.
                            ------------------------

     (1) The following information replaces the section entitled 'Expense Summary for Investor A and Investor B Shares" on pages 4 and 5 of the
Prospectus:

                              EXPENSE SUMMARY FOR
                        INVESTOR A AND INVESTOR B SHARES

                                                                          GROWTH EQUITY PORTFOLIO
                                                                          ------------------------
                                                                          INVESTOR A    INVESTOR B
                                                                          ----------    ----------
SHAREHOLDER TRANSACTION EXPENSES
  Front-End Sales Load Imposed on Purchases (as a percentage of
     offering price)...................................................       4.5%(1)      NONE
  Deferred Sales Charge (as a percentage of offering price)............      NONE           5.0%(2)
ANNUAL PORTFOLIO OPERATING EXPENSES
  (as a percentage of average net assets)
  Investment Advisory Fees.............................................       .75%          .75%
  12b-1 Fees, including distribution and service fees..................       .30%         1.00%
  Other Expenses (including administration fees and other expenses)
     (net of fee waivers and expense reimbursements)(3,4)..............       .25%          .25%
                                                                          ----------    ----------
TOTAL PORTFOLIO OPERATING EXPENSES
  (net of fee waivers and expense reimbursements)......................      1.30%         2.00%
                                                                          ========      ========

---------------

(1) Reduced sales charge may be available. See "How to Purchase and Redeem Shares --Reduced Sales Charges --Investor A Shares."

(2) This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 3.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively. No deferred sales charge is charged after the sixth year. See "How to Purchase and Redeem Shares --Applicable Sales Charge --Investor B Shares."

(3) Without fee waivers, administration fees would be .20%.

(4) Without fee waivers and/or expense reimbursements, Other Expenses and Total Portfolio Operating Expenses would be .35% and 1.40%, respectively, for Investor A Shares and .35% and 2.10%, respectively, for Investor B Shares.

EXAMPLE

                                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                           ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and (2)
  redemption at the end of each period:
Growth Equity Portfolio
  Investor A Shares(1)..................................    $ 58        $84        $ 117        $202
  Investor B Shares
     Assuming complete redemption at end of period(2)...    $ 70        $93        $ 131        $222
     Assuming no redemption.............................    $ 20        $63        $ 111        $222

---------------

(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.

(2) Assumes deduction of maximum applicable contingent deferred sales charge.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Predecessor Portfolio is contained in the financial statements included in the Statement of Additional Information.

     The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Investor A Shares or Investor B Shares will bear directly or indirectly. The information contained in the table with respect to Investor A Shares reflects the expenses which the Predecessor Portfolio incurred during the last fiscal year restated to reflect the expenses which the Portfolio expects to incur during the current fiscal year on its Investor A Shares. The information contained in the table with respect to Investor B Shares reflects the expenses which the Portfolio expects to incur during the current fiscal year on its Investor B Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

     Because of the payments for distribution services (12b-1 fees) under the Distribution and Services Plans as shown in the above table, long-term shareholders of Investor A Shares and Investor B Shares of the Portfolio may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc.

     (2) The following Financial Highlights replace those included on page 6 of the Prospectus:

                              FINANCIAL HIGHLIGHTS

     The "Financial Highlights" in the following table supplements the Predecessor Portfolio's financial statements which are included in the Statement of Additional Information, and sets forth certain historical results for shares of beneficial interest of the Predecessor Portfolio which were similar to Investor A Shares of the Fund. The financial statements and the data reported in the

Financial Highlights for the fiscal years ended September 30, 1997, 1996, 1995 and 1994 and for the fiscal period ended September 30, 1993 were audited by KPMG Peat Marwick LLP, independent accountants for the Predecessor Portfolio, whose report thereon is included in the Statement of Additional Information.

                               GROWTH EQUITY FUND
                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                               1997           1996         1995         1994       1993(a)
                                            -----------     --------     --------     --------     --------
Net asset value, beginning of period.......   $ 15.06        $13.80       $ 9.74       $10.02       $10.00
Income from investment operations
  Net investment income....................      0.08          0.12         0.10         0.07         0.04
  Net realized and unrealized gain (loss)
    on investments.........................      4.75          1.32         4.05        (0.25)        0.02
                                              -------       -------      -------      -------      -------
  Total from investment operations.........      4.83          1.44         4.15        (0.18)        0.06
                                              =======       =======      =======      =======      =======
Less distributions
  Distributions from net investment
    income.................................     (0.09)        (0.11)       (0.09)       (0.07)       (0.04)
  Distributions from net realized gain on
    investments............................     (1.05)        (0.07)          --        (0.03)          --
                                              -------       -------      -------      -------      -------
  Total distributions......................     (1.14)        (0.18)       (0.09)       (0.10)       (0.04)
                                              -------       -------      -------      -------      -------
Net asset value, end of period.............   $ 18.75        $15.06       $13.80       $ 9.74       $10.02
                                              =======       =======      =======      =======      =======
Total return(b)............................     33.85%        10.48%       42.90%       (1.84%)       0.60%
Ratios to average net assets
  Expenses.................................      1.14%         1.17%        1.28%        1.36%        1.32%*
  Net investment income....................      0.44%         0.86%        0.90%        0.74%        0.62%*
  Expense waiver/reimbursement(c)..........      0.25%         0.28%        0.30%        0.28%        0.30%*
Supplemental data
  Net assets, end of period (000
    omitted)...............................   $68,965       $55,573      $43,708      $30,282      $31,159
  Average commission rate paid(d)..........   $0.0815       $0.0756           --           --           --
  Portfolio turnover.......................        42%           45%          45%         127%          54%

---------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

     (3) The third paragraph of the section entitled "Taxes" on page 29 of the Prospectus is replaced with the following:

          Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the capital gain.

     (4) The sixth paragraph of the section entitled "Taxes on page 29 of the Prospectus is replaced with the following:

          The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

     (5) The following replaces the section entitled "Management of the Fund --Investment Adviser" on page 30 of the Prospectus:

INVESTMENT ADVISER

     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Fund's assets, which were approximately $3.9 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .75% of the Portfolio's average daily net assets.

     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

                             THE ARCH FUND(R), INC.

                    SUPPLEMENT DATED JANUARY 29, 1998 TO THE

                       PROSPECTUS DATED SEPTEMBER 2, 1997

                         (AS REVISED NOVEMBER 21, 1997)

                            GROWTH EQUITY PORTFOLIO

                              INSTITUTIONAL SHARES

     THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

(1) The last sentence of the first paragraph of the cover page (page 1) of the Prospectus is replaced with the following:

     Institutional Shares are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees.

(2) The following information replaces the section entitled "Expense Summary for Institutional Shares" on page 4 of the Prospectus:

                    EXPENSE SUMMARY FOR INSTITUTIONAL SHARES

                                                                                 GROWTH EQUITY
                                                                                   PORTFOLIO
                                                                                 -------------
ANNUAL PORTFOLIO OPERATING EXPENSES
  (as a percentage of average net assets)
  Investment Advisory Fees...................................................          .75%
  12b-1 Fees.................................................................          .00%
  Other Expenses (including administration fees, administrative services fees and other expenses) (net of fee waivers and expense
     reimbursements)(1,2)....................................................          .55%
                                                                                      ----
TOTAL PORTFOLIO OPERATING EXPENSES (net of fee waivers and expense
  reimbursements)(3).........................................................         1.30%
                                                                                      ====

---------------

(1) Administrative services fees are payable at an annual rate not to exceed .30%. Without fee waivers, administration fees would be .20%.

(2) Without fee waivers and expense reimbursements, Other Expenses would be .65% and Total Portfolio Operating Expenses would be 1.40%.

EXAMPLE

                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and (2)
  redemption at the end of each period:
Growth Equity Portfolio....................................    $ 13       $41        $71        $157

---------------

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Predecessor Portfolio is contained in the financial statements included in the Statement of Additional Information.

     The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Institutional Shares will bear directly or indirectly. The table reflects the expenses which the Portfolio expects to incur during the current fiscal year on its Institutional Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

     (3) The first sentence of the first paragraph of the section entitled "How to Purchase and Redeem Shares -- Purchase of Shares" on Page 13 of the Prospectus is deleted and replaced by the following:

          Institutional Shares are sold to financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions (collectively, "financial institutions") acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees.

     (4) The third paragraph of the section entitled "Taxes" on page 18 of the Prospectus is replaced with the following:

          Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the capital gain.

     (5) The sixth paragraph of the section entitled "Taxes on page 18 of the Prospectus is replaced with the following:

          The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

     (6) The following replaces the section entitled "Management of the Fund -- Investment Adviser" on pages 19-20 of the Prospectus:

INVESTMENT ADVISER

     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Fund's assets, which were approximately $3.9 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .75% of the Portfolio's average daily net assets.

     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

     The Predecessor Portfolio bore advisory fees during the fiscal year ended September 30, 1997 pursuant to the investment advisory agreements then in effect with MVA (or the predecessor adviser, Mark Twain Bank) at the effective annual rate of .75% of its average daily net assets after fee waivers. Without fee waivers, the Predecessor Portfolio would have borne advisory fees at the annual rate of .75% of its average daily net assets.

     The organizational arrangements of MVA require that all investment decisions with respect to the Growth Equity Portfolio be made by MVA's Equity Committee, and no one person is responsible for making recommendations to the Committee.

     (7) The fourth paragraph of the section entitled "Management of the Fund --Administrator" on page 20 of the Prospectus is replaced with the following:

          The Predecessor Portfolio bore administrative fees during the fiscal year ended September 30, 1997 pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .15% of its average daily net assets.

     (8) The third sentence of the fourth paragraph of the section entitled "Other Information Concerning the Fund and Its Shares --Description of Shares" on page 23 of the Prospectus is replaced with the following:

          Trust Shares, which are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees, are sold without a sales charge.

     (9) The first sentence of the second paragraph of the section entitled "Other Information Concerning the Fund and Its Shares --Miscellaneous" on page 25 of the Prospectus is replaced with the following:

     As of December 31, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares.

                             THE ARCH FUND(R), INC.

                    SUPPLEMENT DATED JANUARY 29, 1998 TO THE
                       PROSPECTUS DATED SEPTEMBER 2, 1997
                         (AS REVISED NOVEMBER 21, 1997)

                            GROWTH EQUITY PORTFOLIO

                        INVESTOR A AND INVESTOR B SHARES

     THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.
                            ------------------------

     (1) The following information replaces the section entitled 'Expense Summary for Investor A and Investor B Shares" on pages 4 and 5 of the
Prospectus:

                              EXPENSE SUMMARY FOR
                        INVESTOR A AND INVESTOR B SHARES

                                                                          GROWTH EQUITY PORTFOLIO
                                                                          ------------------------
                                                                          INVESTOR A    INVESTOR B
                                                                          ----------    ----------
SHAREHOLDER TRANSACTION EXPENSES
  Front-End Sales Load Imposed on Purchases (as a percentage of
     offering price)...................................................       4.5%(1)      NONE
  Deferred Sales Charge (as a percentage of offering price)............      NONE           5.0%(2)
ANNUAL PORTFOLIO OPERATING EXPENSES
  (as a percentage of average net assets)
  Investment Advisory Fees.............................................       .75%          .75%
  12b-1 Fees, including distribution and service fees..................       .30%         1.00%
  Other Expenses (including administration fees and other expenses)
     (net of fee waivers and expense reimbursements)(3,4)..............       .25%          .25%
                                                                          ----------    ----------
TOTAL PORTFOLIO OPERATING EXPENSES
  (net of fee waivers and expense reimbursements)......................      1.30%         2.00%
                                                                          ========      ========

---------------

(1) Reduced sales charge may be available. See "How to Purchase and Redeem Shares --Reduced Sales Charges --Investor A Shares."

(2) This amount applies to redemptions during the first year. The deferred sales charge decreases to 4.0%, 3.0%, 3.0%, 2.0% and 1.0% for redemptions made during the second through sixth years, respectively. No deferred sales charge is charged after the sixth year. See "How to Purchase and Redeem Shares --Applicable Sales Charge --Investor B Shares."

(3) Without fee waivers, administration fees would be .20%.

(4) Without fee waivers and/or expense reimbursements, Other Expenses and Total Portfolio Operating Expenses would be .35% and 1.40%, respectively, for Investor A Shares and .35% and 2.10%, respectively, for Investor B Shares.

EXAMPLE

                                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                           ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) a 5% annual return and (2)
  redemption at the end of each period:
Growth Equity Portfolio
  Investor A Shares(1)..................................    $ 58        $84        $ 117        $202
  Investor B Shares
     Assuming complete redemption at end of period(2)...    $ 70        $93        $ 131        $222
     Assuming no redemption.............................    $ 20        $63        $ 111        $222

---------------

(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.

(2) Assumes deduction of maximum applicable contingent deferred sales charge.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. Information about the actual performance of the Predecessor Portfolio is contained in the financial statements included in the Statement of Additional Information.

     The purpose of the foregoing table is to assist in understanding the various costs and expenses that an investor in the Portfolio's Investor A Shares or Investor B Shares will bear directly or indirectly. The information contained in the table with respect to Investor A Shares reflects the expenses which the Predecessor Portfolio incurred during the last fiscal year restated to reflect the expenses which the Portfolio expects to incur during the current fiscal year on its Investor A Shares. The information contained in the table with respect to Investor B Shares reflects the expenses which the Portfolio expects to incur during the current fiscal year on its Investor B Shares. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in this Prospectus and the Statement of Additional Information. The table and example have not been audited by the Fund's independent auditors and do not reflect any charges that may be imposed by financial institutions on their customers.

     Because of the payments for distribution services (12b-1 fees) under the Distribution and Services Plans as shown in the above table, long-term shareholders of Investor A Shares and Investor B Shares of the Portfolio may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc.

     (2) The following Financial Highlights replace those included on page 6 of the Prospectus:

                              FINANCIAL HIGHLIGHTS

     The "Financial Highlights" in the following table supplements the Predecessor Portfolio's financial statements which are included in the Statement of Additional Information, and sets forth certain historical results for shares of beneficial interest of the Predecessor Portfolio which were similar to Investor A Shares of the Fund. The financial statements and the data reported in the

Financial Highlights for the fiscal years ended September 30, 1997, 1996, 1995 and 1994 and for the fiscal period ended September 30, 1993 were audited by KPMG Peat Marwick LLP, independent accountants for the Predecessor Portfolio, whose report thereon is included in the Statement of Additional Information.

                               GROWTH EQUITY FUND
                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                               YEAR ENDED SEPTEMBER 30,
                                            ---------------------------------------------------------------
                                               1997           1996         1995         1994       1993(a)
                                            -----------     --------     --------     --------     --------
Net asset value, beginning of period.......   $ 15.06        $13.80       $ 9.74       $10.02       $10.00
Income from investment operations
  Net investment income....................      0.08          0.12         0.10         0.07         0.04
  Net realized and unrealized gain (loss)
    on investments.........................      4.75          1.32         4.05        (0.25)        0.02
                                              -------       -------      -------      -------      -------
  Total from investment operations.........      4.83          1.44         4.15        (0.18)        0.06
                                              =======       =======      =======      =======      =======
Less distributions
  Distributions from net investment
    income.................................     (0.09)        (0.11)       (0.09)       (0.07)       (0.04)
  Distributions from net realized gain on
    investments............................     (1.05)        (0.07)          --        (0.03)          --
                                              -------       -------      -------      -------      -------
  Total distributions......................     (1.14)        (0.18)       (0.09)       (0.10)       (0.04)
                                              -------       -------      -------      -------      -------
Net asset value, end of period.............   $ 18.75        $15.06       $13.80       $ 9.74       $10.02
                                              =======       =======      =======      =======      =======
Total return(b)............................     33.85%        10.48%       42.90%       (1.84%)       0.60%
Ratios to average net assets
  Expenses.................................      1.14%         1.17%        1.28%        1.36%        1.32%*
  Net investment income....................      0.44%         0.86%        0.90%        0.74%        0.62%*
  Expense waiver/reimbursement(c)..........      0.25%         0.28%        0.30%        0.28%        0.30%*
Supplemental data
  Net assets, end of period (000
    omitted)...............................   $68,965       $55,573      $43,708      $30,282      $31,159
  Average commission rate paid(d)..........   $0.0815       $0.0756           --           --           --
  Portfolio turnover.......................        42%           45%          45%         127%          54%

---------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from January 4, 1993 (date of initial public investment) to September 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

     (3) The third paragraph of the section entitled "Taxes" on page 29 of the Prospectus is replaced with the following:

          Substantially all of the Portfolio's net realized long-term capital gains, if any, will be distributed at least annually to its shareholders. The Portfolio will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held the Shares and whether such dividends are received in cash or reinvested in additional Shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the Portfolio's holding period for the assets the sale of which generated the capital gain.

     (4) The sixth paragraph of the section entitled "Taxes on page 29 of the Prospectus is replaced with the following:

          The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

     (5) The following replaces the section entitled "Management of the Fund --Investment Adviser" on page 30 of the Prospectus:

INVESTMENT ADVISER

     Mississippi Valley Advisors Inc. ("MVA") serves as the investment adviser to the Portfolio. MVA's principal office is located at One Mercantile Center, Seventh & Washington Streets, St. Louis, Missouri 63101. MVA is a wholly-owned subsidiary of Mercantile. As of December 31, 1997, MVA had approximately $9.4 billion in assets under investment management, including the Fund's assets, which were approximately $3.9 billion. MVA also serves as investment adviser to each of the Fund's other portfolios.

     Subject to the general supervision of the Fund's Board of Directors and in accordance with the Fund's investment policies, MVA manages the Portfolio, makes investment decisions with respect to and places orders for all purchases and sales of the Portfolio's securities and other investments, and directs the maintenance of the Portfolio's records relating to such purchases and sales.

     For the services provided and expenses assumed pursuant to the investment advisory agreement, MVA is entitled to receive fees, computed daily and payable monthly, at the annual rate of .75% of the Portfolio's average daily net assets.

     MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of the Portfolio available for distributions as dividends. The voluntary fee reduction will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reduction.

     The Predecessor Portfolio bore advisory fees during the fiscal year September 30, 1997 pursuant to the investment advisory agreements then in effect with MVA (or the predecessor adviser, Mark Twain Bank) at the effective annual rate of .75% of its average daily net assets after fee waivers. Without fee waivers, the Predecessor Portfolio would have borne advisory fees at the annual rate of .75% of its average daily net assets.

     The organizational arrangements of MVA require that all investment decisions with respect to the Growth Equity Portfolio be made by MVA's Equity Committee, and no one person is responsible for making recommendations to the Committee.

     (6) The fourth paragraph of the section entitled "Management of the Fund --Administrator" on page 31 of the Prospectus is replaced with the following:

          The Predecessor Portfolio bore administrative fees during the fiscal year ended September 30, 1997 pursuant to the administrative services agreement then in effect with Federated Administrative Services, its former administrator, at the effective annual rate of .15% of its average daily net assets.

     (7) The third sentence of the fourth paragraph of the section entitled "Other Information Concerning the Fund and Its Shares --Description of Shares" is replaced with the following:

          Trust Shares, which are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees, and Institutional Shares, which are offered to financial institutions acting on behalf of discretionary and nondiscretionary accounts for which they do not receive account-level asset-based management fees, are sold without a sales charge.

     (8) The first sentence of the second paragraph of the section "Other Information Concerning the Fund and Its Shares--Miscellaneous" on page 36 of the Prospectus is replaced with the following:

          As of December 31, 1997, Mercantile and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares.